SCHEDULE OF DIS-AGGREGATED INFORMATION OF REVENUES (Details) - USD ($)	3 Months Ended		5 Months Ended	6 Months Ended			11 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 13, 2019	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019	Dec. 13, 2020	Dec. 31, 2020	Dec. 31, 2019
Product Information [Line Items]
Total revenues	$ 303,133	$ 1,523,862		$ 599,820	$ 1,523,862
Total revenues	303,786	1,523,862		605,566	1,523,862	$ 429,362		$ 3,452,621	$ 1,290,131
Survivor Select [Member]
Product Information [Line Items]
Total revenues	24,415	35,994		37,641	35,994
Total revenues								149,897
Energized Mineral Concentrate [Member]
Product Information [Line Items]
Total revenues	8,291	22,606		52,183	22,606
Total revenues						100,270		81,481	238,687
Ionized Cal-Mag [Member]
Product Information [Line Items]
Total revenues	18,485	611,160		40,298	611,160
Total revenues								908,964	55,718
Omega Blend [Member]
Product Information [Line Items]
Total revenues	89,066	162,543		185,361	162,543
Total revenues						68,927		495,567	137,752
Beta Maxx [Member]
Product Information [Line Items]
Total revenues	55,943	11,434		89,800	11,434
Total revenues						67,789		156,550	191,246
Vege-Fruit Fiber [Member]
Product Information [Line Items]
Total revenues		6,106			6,106
Total revenues								1,755
Iron [Member]
Product Information [Line Items]
Total revenues	8,431			16,715
Total revenues								133,389
Young Formula [Member]
Product Information [Line Items]
Total revenues	14,458	349,738		25,901	349,738
Total revenues								653,631	117,453
Organic Youth Car Cleansing Bar [Member]
Product Information [Line Items]
Total revenues	2,990	28,805		2,990	28,805
Mitogize [Member]
Product Information [Line Items]
Total revenues	70,148	4,711		106,843	4,711
Total revenues								162,801
Lipomask [Member]
Product Information [Line Items]
Total revenues	4,279	8,420		8,401	8,420
Hyaluronic Acid Serum [Member]
Product Information [Line Items]
Total revenues	1,362	55,721		3,353	55,721
Mousse Facial Cleanser [Member]
Product Information [Line Items]
Total revenues	3,042	3,127		7,660	3,127
Trim+ [Member]
Product Information [Line Items]
Total revenues	$ 2,223	$ 223,497		$ 22,674	$ 223,497
Total revenues							$ 365,350		198,817
Organic Youth Care Cleansing Bar [Member]
Product Information [Line Items]
Total revenues			$ 17,206					43,127	34,917
Number One M E D [Member]
Product Information [Line Items]
Total revenues								46,713	140,733
Energetique [Member]
Product Information [Line Items]
Total revenues						$ 175,170		$ 253,396	$ 174,808